Lease - Changes in right-of-use assets and lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Right-of-use assets
Right-of-use assets at beginning of period	$ 4,308	$ 7,072	$ 3,598
Acquisitions		451	5,930
Depreciation	(1,307)	(1,897)	(2,738)
Business combination	1,163		200
Reassessment		(742)	102
Translation differences	109	(576)	(20)
Right-of-use assets at end of period	4,273	4,308	7,072
Lease liabilities
Lease liabilities at beginning of period	4,672	7,577	4,675
Acquisitions		446	5,930
Business combination	1,232		191
Reassessment	0	(987)	0
Interest expense relating to lease liabilities	278	372	204
Payments of lease liabilities	(1,546)	(2,072)	(3,459)
Translation differences	117	(664)	36
Lease liabilities at end of period	$ 4,753	$ 4,672	$ 7,577